Subsequent events (Details)		1 Months Ended	12 Months Ended
		Jan. 26, 2023 $ / shares shares	Dec. 31, 2023 shares	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($) $ / shares	Jul. 13, 2022 $ / shares	Jul. 13, 2022 € / shares	Jun. 30, 2022 € / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2021 € / shares
Subsequent events (Details) [Line Items]
Per share (in Dollars per share) | (per share)					$ 0.005	$ 0.005	€ 1	€ 1		€ 1
Non-accountable expense allowance (in Dollars) | $					$ 6,900,000
Definitive agreements (in Euro) | €				€ 600,000
Cost paid (in Euro) | €				15,000
Contract amount (in Euro) | €				10,000
Renewal amount (in Euro) | €				€ 25,000
Subsequent Event [Member]
Subsequent events (Details) [Line Items]
Shares issued (in Shares) | shares		105,000
Total purchase price rate		7.00%	90.00%
Exercisable warrants per share (in Dollars per share) | $ / shares		$ 5
Agreements term			10 years
Market fees rate			15.00%
Payment rate			15.00%
Common shares (in Shares) | shares			2,250
Share purchase agreement (in Shares) | shares			600,000
Purchase agreement period			10 years
Net income rate			15.00%
Initial Public Offering [Member] | Subsequent Event [Member]
Subsequent events (Details) [Line Items]
Shares issued (in Shares) | shares		1,500,000
Per share (in Dollars per share) | $ / shares		$ 5
Purchase price (in Dollars per share) | $ / shares		$ 4.65
Total purchase price rate		93.00%
FKAP [Member]
Subsequent events (Details) [Line Items]
Total purchase price rate				90.00%	90.00%
Brera Tchumene FC [Member]
Subsequent events (Details) [Line Items]
Cost paid (in Euro) | €				€ 25,000
Warrant [Member]
Subsequent events (Details) [Line Items]
Total purchase price rate				100.00%	100.00%
Class B Ordinary Shares [Member]
Subsequent events (Details) [Line Items]
Per share (in Dollars per share) | $ / shares	[1]				$ 0.005				$ 0.005
Class B Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent events (Details) [Line Items]
Shares issued (in Shares) | shares		225,000
Total purchase price rate		15.00%
Net income rate			15.00%

[1]	The share amounts are presented on a retrospective basis for founder shares.